Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2005 Fund

June 30, 2020

AFF5-QTLY-0820
1.818350.115

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.14% to 0.17% 8/27/20 to 9/10/20 (a)
(Cost $149,956)	150,000	149,962
	Shares	Value

Domestic Equity Funds - 13.3%
Fidelity Advisor Series Equity Growth Fund (b)	149,002	$2,413,825
Fidelity Advisor Series Growth Opportunities Fund (b)	106,929	1,681,990
Fidelity Advisor Series Small Cap Fund (b)	97,209	1,023,607
Fidelity Series All-Sector Equity Fund (b)	102,004	986,374
Fidelity Series Commodity Strategy Fund (b)	1,054,833	4,050,557
Fidelity Series Large Cap Stock Fund (b)	248,702	3,499,236
Fidelity Series Large Cap Value Index Fund (b)	26,561	291,910
Fidelity Series Opportunistic Insights Fund (b)	115,532	2,225,147
Fidelity Series Small Cap Opportunities Fund (b)	102,534	1,253,987
Fidelity Series Stock Selector Large Cap Value Fund (b)	184,352	1,917,259
Fidelity Series Value Discovery Fund (b)	177,308	2,074,504
TOTAL DOMESTIC EQUITY FUNDS
(Cost $18,942,018)		21,418,396

International Equity Funds - 14.6%
Fidelity Series Canada Fund (b)	105,901	1,010,298
Fidelity Series Emerging Markets Fund (b)	139,871	1,195,898
Fidelity Series Emerging Markets Opportunities Fund (b)	572,752	10,979,656
Fidelity Series International Growth Fund (b)	182,474	3,127,613
Fidelity Series International Small Cap Fund (b)	56,041	895,536
Fidelity Series International Value Fund (b)	371,960	3,128,186
Fidelity Series Overseas Fund (b)	301,933	3,115,946
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $19,373,466)		23,453,133

Bond Funds - 51.5%
Fidelity Series Emerging Markets Debt Fund (b)	117,982	1,058,302
Fidelity Series Floating Rate High Income Fund (b)	29,161	251,366
Fidelity Series High Income Fund (b)	124,221	1,096,872
Fidelity Series Inflation-Protected Bond Index Fund (b)	1,681,292	17,569,502
Fidelity Series International Credit Fund (b)	11,998	122,856
Fidelity Series Investment Grade Bond Fund (b)	4,832,673	58,620,328
Fidelity Series Long-Term Treasury Bond Index Fund (b)	341,889	3,552,225
Fidelity Series Real Estate Income Fund (b)	73,653	711,485
TOTAL BOND FUNDS
(Cost $75,576,849)		82,982,936

Short-Term Funds - 20.5%
Fidelity Cash Central Fund 0.12% (c)	519,196	519,300
Fidelity Series Government Money Market Fund 0.25% (b)(d)	25,917,935	25,917,935
Fidelity Series Short-Term Credit Fund (b)	649,877	6,641,746
TOTAL SHORT-TERM FUNDS
(Cost $32,905,187)		33,078,981
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $146,947,476)		161,083,408
NET OTHER ASSETS (LIABILITIES) - 0.0%		(17,626)
NET ASSETS - 100%		$161,065,782

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	1	Sept. 2020	$88,920	$(82)	$(82)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	2	Sept. 2020	98,570	(75)	(75)
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	9	Sept. 2020	1,390,590	(27,674)	(27,674)
TOTAL FUTURES CONTRACTS					$(27,831)

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

The notional amount of futures sold as a percentage of Net Assets is 0.9%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $149,962.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$205
Total	$205

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$1,666,180	$276,378	$59,979	$--	$3,542	$527,704	$2,413,825
Fidelity Advisor Series Growth Opportunities Fund	923,185	392,737	40,793	--	1,777	405,084	1,681,990
Fidelity Advisor Series Small Cap Fund	678,094	230,103	43,226	--	(4,219)	162,855	1,023,607
Fidelity Series All-Sector Equity Fund	722,384	161,316	58,381	--	(2,683)	163,738	986,374
Fidelity Series Canada Fund	712,048	204,231	44,800	--	(8,361)	147,180	1,010,298
Fidelity Series Commodity Strategy Fund	4,987,475	117,019	1,248,115	--	(387,860)	582,038	4,050,557
Fidelity Series Emerging Markets Debt Fund	943,028	41,983	33,925	14,307	1,480	105,736	1,058,302
Fidelity Series Emerging Markets Fund	707,859	353,204	32,422	--	849	166,408	1,195,898
Fidelity Series Emerging Markets Opportunities Fund	6,640,525	2,967,321	444,778	--	1,622	1,814,966	10,979,656
Fidelity Series Floating Rate High Income Fund	233,060	9,615	8,208	2,918	(98)	16,997	251,366
Fidelity Series Government Money Market Fund 0.25%	28,109,999	2,663,857	4,855,921	19,524	--	--	25,917,935
Fidelity Series High Income Fund	1,015,645	49,071	41,039	15,590	960	72,235	1,096,872
Fidelity Series Inflation-Protected Bond Index Fund	16,675,121	1,043,617	760,492	9,517	7,399	603,857	17,569,502
Fidelity Series International Credit Fund	113,848	845	--	846	--	7,475	122,856
Fidelity Series International Growth Fund	3,899,704	91,495	1,495,225	--	584,192	47,447	3,127,613
Fidelity Series International Small Cap Fund	931,403	25,686	230,011	--	35,012	133,446	895,536
Fidelity Series International Value Fund	3,221,518	128,524	753,499	--	(52,096)	583,739	3,128,186
Fidelity Series Investment Grade Bond Fund	55,741,096	2,866,622	2,855,327	398,631	42,175	2,825,762	58,620,328
Fidelity Series Large Cap Stock Fund	2,430,531	798,309	97,405	--	209	367,592	3,499,236
Fidelity Series Large Cap Value Index Fund	258,890	8,514	12,447	--	388	36,565	291,910
Fidelity Series Long-Term Treasury Bond Index Fund	3,817,340	269,925	440,077	79,346	69,745	(164,708)	3,552,225
Fidelity Series Opportunistic Insights Fund	1,586,370	283,314	55,767	--	1,166	410,064	2,225,147
Fidelity Series Overseas Fund	3,004,872	401,636	896,743	--	(90,106)	696,287	3,115,946
Fidelity Series Real Estate Income Fund	615,792	30,676	25,718	9,694	29	90,706	711,485
Fidelity Series Short-Term Credit Fund	6,376,386	81,765	36,343	38,367	315	219,623	6,641,746
Fidelity Series Small Cap Opportunities Fund	847,281	307,744	54,147	--	8,760	144,349	1,253,987
Fidelity Series Stock Selector Large Cap Value Fund	1,557,195	204,186	74,459	--	(4,487)	234,824	1,917,259
Fidelity Series Value Discovery Fund	1,540,712	333,730	63,234	--	(910)	264,206	2,074,504
	$149,957,541	$14,343,423	$14,762,481	$588,740	$208,800	$10,666,175	$160,414,146

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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